Goldman Sachs Funds

ASSET ALLOCATION PORTFOLIOS

Semiannual Report June 30, 2001

MAR
DEL
MARE
PACIFICUM

Strategies designed to provide a complete investment program in a single investment and capitalize on the benefits of asset allocation.

Goldman Sachs

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Market Overview

Dear Shareholder:
During the six-month period under review most equity markets around the world faltered, due in part to weakening economies and a declining technology sector. This was in contrast to the relatively strong returns generated by the global fixed income markets.

  Global Equity Markets Fall — The global equity market weakness that prevailed in 2000 continued during the six-month reporting period. The U.S. equity market was characterized by periods of sharp volatility and most sectors were flat to down. The market’s primary focus was on the Technology sector. Despite a sharp rally during the second quarter of 2001, Technology stocks were among the weakest areas of the market, due in part to falling end-market demand, significant inventory build-up and downward earnings revisions.

The international equity markets experienced their share of problems as well. In Europe, volatility was also prominent, as concerns over the deteriorating economic environment resulted in downward pressures on corporate profits. The Japanese equity market was also weak, due to concerns over declining external demand, stemming from a slowdown in the U.S. economy. With an increased risk of earnings disappointment ahead, investors became more skeptical about the sustainability of the current profit cycle. Asian ex-Japan equities also fell during the period. Short-lived rallies did occur among interest rate sensitive sectors, such as Banking and Property, but these were overshadowed by poor performance in the Technology-related sectors.

  The Bond Market Excels — During most of the reporting period, U.S. bond prices rose, as the Federal Reserve Board (the “Fed”) aggressively cut interest rates in an attempt to stimulate economic growth. The Fed lowered rates on six separate occasions, for a total of 275 basis points in cuts. The growing demand for bonds was also a positive, as many investors abandoned the faltering stock market in favor of these “safer havens.”

The international bond markets also rose during the reporting period. Again, slower economic growth, falling stock prices and a declining interest rate environment buoyed the markets. Japanese bonds were the best performing major market, as it rallied amid further signs of economic weakness and a sharp decline in its equity market. European bonds lagged those in both the U.S. and Japan, as the European Central Bank (the “ECB”) indicated it would not be cutting rates as aggressively as the market had been expecting. The weakening euro provided a further reason for the ECB to be cautious in cutting rates.

We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.

Sincerely,

David B. Ford Co-Head, Goldman Sachs Asset Management

David W. Blood Co-Head, Goldman Sachs Asset Management

July 12, 2001

FUND BASICS

Conservative Strategy
as of June 30, 2001

PERFORMANCE REVIEW

December 31, 2000–June 30, 2001	Fund Cumulative Total Return (based on NAV)[1]

Class A	1.61%
Class B	1.31%
Class C	1.31%
Institutional	1.90%
Service	1.66%

[1]	The net asset value (“NAV”) represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares outstanding. The Portfolio’s performance reflects the reinvestment of dividends. Performance does not reflect the deduction of any applicable sales charge. Total return figures are not annualized.
STANDARDIZED ANNUAL TOTAL RETURNS[2]

For the period ending June 30, 2001	Class A	Class B	Class C	Institutional	Service

One Year	–0.72%	–0.87%	3.30%	5.56%	5.08%
Since Inception (2/8/99)	2.77%	3.15%	4.46%	5.78%	5.24%

[2]	The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Annual Total Returns.
COMPOSITION[3]
For the investor seeking current income, consistent with the preservation of capital and the potential for capital appreciation. The Portfolio is primarily invested in domestic fixed income funds focusing on short-term investments and money market funds, with the balance invested in domestic stock funds and a small allocation to a global bond fund.

[3]	As of 3/31/01. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS

Balanced Strategy
as of June 30, 2001

PERFORMANCE REVIEW

December 31, 2000–June 30, 2001	Fund Cumulative Total Return (based on NAV)[1]

Class A	–1.23%
Class B	–1.60%
Class C	–1.61%
Institutional	–1.13%
Service	–1.86%

[1]	The net asset value (“NAV” ) represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares outstanding. The Portfolio’ s performance reflects the reinvestment of dividends. Performance does not reflect the deduction of any applicable sales charge. Total return figures are not annualized.

STANDARDIZED ANNUAL TOTAL RETURNS[2]

For the period ending June 30, 2001	Class A	Class B	Class C	Institutional	Service

One Year	–7.41%	–7.56%	–3.58%	–1.64%	–2.05%
Since Inception (1/2/98)	2.53%	2.55%	3.47%	4.60%	4.11%

[2]	The Standardized Total Returns are average annual or cumulative (only if performance is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Annual Total Returns.

COMPOSITION[3]
For the investor seeking current income and long-term capital appreciation. Over half of the Portfolio is invested in domestic fixed income funds which seek to provide income, with the remaining balance in domestic and international stock funds and an allocation to a global bond fund. The balance in equities is intended to add diversification and may enhance returns, but will also add a moderate level of volatility to the Portfolio.

[3]	As of 3/31/01. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS

Growth and Income Strategy
as of June 30, 2001

PERFORMANCE REVIEW

December 31, 2000–June 30, 2001	Fund Cumulative Total Return (based on NAV)[1]

Class A	–3.43%
Class B	–3.81%
Class C	–3.71%
Institutional	–3.31%
Service	–3.47%

[1]	The net asset value (“NAV” ) represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares outstanding. The Portfolio’ s performance reflects the reinvestment of dividends. Performance does not reflect the deduction of any applicable sales charge. Total return figures are not annualized.
STANDARDIZED ANNUAL TOTAL RETURNS[2]

For the period ending June 30, 2001	Class A	Class B	Class C	Institutional	Service

One Year	–12.54%	–12.79%	–9.12%	–7.16%	–7.56%
Since Inception (1/2/98)	2.09%	2.11%	2.98%	4.16%	3.63%

[2]	The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Annual Total Returns.
COMPOSITION[3]
For the investor who is less conservative and seeks long-term capital appreciation and current income. Under normal circumstances, assets are allocated fairly equally among fixed income securities, which are intended to provide the income component, and equity securities, which are intended to provide the capital appreciation component.
[3]	As of 3/31/01. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

*Effective December 29, 2000 the International Small Cap Fund has been renamed to the Goldman Sachs International Growth Opportunities Fund.

FUND BASICS

Growth Strategy
as of June 30, 2001

PERFORMANCE REVIEW

December 31, 2000–June 30, 2001	Fund Cumulative Total Return (based on NAV)[1]

Class A	–5.43%
Class B	–5.71%
Class C	–5.80%
Institutional	–5.25%
Service	–5.44%

[1]The net asset value (“NAV”) represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares outstanding. The Portfolio’ s performance reflects the reinvestment of dividends. Performance does not reflect the deduction of any applicable sales charge. Total return figures are not annualized.
STANDARDIZED ANNUAL TOTAL RETURNS[2]

For the period ending June 30, 2001	Class A	Class B	Class C	Institutional	Service

One Year	–17.22%	–17.42%	–13.92%	–12.08%	–12.42%
Since Inception (1/2/98)	0.91%	0.95%	1.81%	2.91%	2.44%

[2] The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Annual Total Returns.
COMPOSITION[3]
For the investor seeking long-term capital appreciation and, secondarily, current income. Over 75% of the assets are allocated among equity funds, with a blend of domestic large-cap, small-cap and international exposure, which seek to provide capital appreciation. The bond portion is intended to provide diversification.

3 As of 3/31/01. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS

Aggressive Growth Strategy
as of June 30, 2001

PERFORMANCE REVIEW

December 31, 2000–June 30, 2001	Fund Cumulative Total Return (based on NAV)[1]

Class A	–7.38%
Class B	–7.76%
Class C	–7.76%
Institutional	–7.29%
Service	–7.40%

[1]	The net asset value (“NAV”) represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares outstanding. The Portfolio’ s performance reflects the reinvestment of dividends. Performance does not reflect the deduction of any applicable sales charge. Total return figures are not annualized.
STANDARDIZED ANNUAL TOTAL RETURNS[2]

For the period ending June 30, 2001	Class A	Class B	Class C	Institutional	Service

One Year	–20.77%	–20.93%	–17.62%	–15.88%	–16.22%
Since Inception (1/2/98)	–0.09%	–0.06%	0.85%	1.84%	1.44%

[2]	The Standardized Total Returns are average annual or cumulative (only if performance period is one year or less) total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A shares and the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their respective Standardized Annual Total Returns.
COMPOSITION[3]
For the investor seeking long-term capital appreciation. Substantially all assets are allocated among equity securities with a greater focus on small-cap and international investments for enhanced return opportunities.

3 As of 3/31/01. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE OVERVIEW

Asset Allocation Portfolios

Dear Shareholder,
We are pleased to report on the performance of the Goldman Sachs Asset Allocation Portfolios (individually, the “Portfolio,” and collectively, the “Portfolios”). This semi-annual report covers the six-month period ended June 30, 2001.

Asset Allocation

Overall, the various Portfolios invest their assets in a strategic mix of stocks, bonds and cash equivalents. Every June, we reset our strategic benchmarks to reflect current market expectations, and to bring the total equity portion of the various Portfolios in line with our long-term target weights. During the rest of the year, we allow these strategic targets to shift with their respective market returns, but we continue to adjust our tactical allocations to reflect our views. Each quarter, the overall asset allocation is adjusted based on current market conditions and our economic and market forecasts. By reallocating your Portfolio on a quarterly basis, we seek to enhance performance over the long term.

Regional Preferences

  Equities — We began the year favoring continental Europe and Asia, given strong fund flows and good momentum in Europe, as well as attractive valuations and relatively high risk premiums across Asia. The UK and North America were among our least favorite equity markets during the first quarter, as they ranked poorly across all our valuation, momentum, fund flows and risk premium factors. As the reporting period progressed, we continued to favor Asia — and particularly Japan, due to strong fund flows and attractive valuations, while downgrading our outlook for Continental Europe, given expensive valuation levels and relatively low risk premiums. We also became more optimistic on the UK and maintained our bearish outlook on North America for the second quarter.
  Bonds —The U.S. remained one of our favorite bond markets globally during the reporting period, as a result of strong fund flows and relatively high risk premiums. We also maintained a favorable outlook on Japan for the past two quarters, given strong short-term momentum and relatively high risk premiums. The European bond markets — particularly the UK and Denmark — were our least favorite markets since the beginning of the year, due to expensive valuations in the UK, relatively low risk premiums in Continental Europe and poor momentum across the entire region.

Performance

The performance of your Portfolio is driven primarily by three factors: 1) strategic asset allocation policy; 2) underlying fund performance; and 3) tactical reallocation. For the first two quarters of 2001, strategic and tactical asset allocation contributed negatively to overall performance, while underlying fund performance remained relatively flat.

During the first half of 2001, the Portfolios were subject to extreme volatility in the global financial markets. Due to the strong negative performance of the global equity markets, the strategic asset allocation component (the long-term target mix of equity and fixed income asset classes) experienced negative returns.

PERFORMANCE OVERVIEW

On an overall basis, underlying fund performance was largely flat for the reporting period. The net result of underlying manager performance (relative to their benchmarks) was a small positive contribution to the overall performance of the Conservative Strategy, Balanced Strategy and Growth and Income Strategy Portfolios, and a small negative contribution to overall performance of the Growth and Aggressive Growth Strategy Portfolios.

The third component of Portfolio performance is derived from tactical reallocation. Taken as a whole, our asset allocation decisions detracted slightly from results over the past reporting period. A moderate overweight in stocks relative to bonds resulted in positive performance for the second quarter of 2001, but detracted from performance in the first quarter. While our overweight in domestic bonds relative to international bonds had a small positive effect during the reporting period, our overweight in international versus domestic stocks had a negative impact on overall performance.

  Goldman Sachs Conservative Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the six-month period that ended June 30, 2001 of 1.61%, 1.31%, 1.31%, 1.90% and 1.66%, respectively.
  Goldman Sachs Balanced Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the six-month period that ended June 30, 2001 of –1.23%, –1.60%, –1.61%, –1.13% and –1.86%, respectively.
  Goldman Sachs Growth and Income Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the six-month period that ended June 30, 2001 of –3.43%, –3.81%, –3.71%, –3.31% and –3.47%, respectively.
  Goldman Sachs Growth Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the six-month period that ended June 30, 2001 of –5.43%, –5.71%, –5.80%, –5.25% and –5.44%, respectively.
  Goldman Sachs Aggressive Growth Strategy Portfolio — The Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns during the six-month period that ended June 30, 2001 of –7.38%, –7.76%, –7.76%, –7.29% and –7.40%, respectively.

Current Outlook

  Global Asset Allocation — Despite expensive valuations, we remain modestly positive on stocks, due to reasonable growth prospects and a favorable inflation environment. We also remain bullish on bonds (versus cash, but not versus stocks), as a result of attractive valuation levels and above average momentum.
  Equities — Among all regions we are most favorable on Asia, particularly on Australia and Japan. North America and Europe currently appear to be the least attractive.

Relative to the rest of the world, Japan is one of our favorite equity markets globally, given strong fund flows and attractive valuation levels. Within non-Japan Asia, we are most optimistic on Australia, as a result of strong momentum and relatively high risk premiums.

PERFORMANCE OVERVIEW

Despite good valuations, Singapore and Hong Kong appear less attractive, due to poor momentum and weak fund flows. Our bearish outlook on New Zealand is motivated by poor momentum and weak fund flows.

Despite good short-term momentum, we have a negative outlook on the UK, as a result of low risk premiums and weak fund flows. Within continental Europe, we are most bullish on Austria, Belgium and Ireland, as they rank favorably across our valuation, fund flows and momentum factors. Spain also appears attractive, due to strong fund flows, good momentum and relatively high risk premiums. We are relatively neutral on Italy, as strong fund flows and relatively high risk premiums are offset by expensive valuation levels. The Netherlands and Sweden appear less attractive, as a result of expensive valuations and relatively low risk premiums in the Netherlands and poor momentum in Sweden. France and Germany are among our least favorite equity markets globally. This is due to expensive valuations, weak momentum and relatively low risk premiums.

Within North America, our negative view on Canada is driven by poor momentum, weak fund flows and relatively low risk premiums. The U.S. equity market continues to be one of the least attractive equity markets globally, as it stacks up poorly across all of our factors.

  Bonds — Among all regions, we are most favorable on the Dollar Bloc. We consider the European bond markets, particularly Denmark and Euroland, our least favorite bond markets.

Within the Dollar Bloc, we are most bullish on the U.S., given strong fund flows and favorable distribution characteristics. Our positive outlook on Canada is motivated by attractive valuations, strong fund flows and favorable distribution characteristics. Australia is also among our favorite bond markets globally, as a result of attractive valuations and strong short-term momentum.

Our positive outlook on Japan is due to good short-term momentum and strong fund flows.

Within Europe, we are relatively neutral on Switzerland, as strong momentum and high risk premiums are offset by expensive valuations. Despite attractive valuation levels, we are also relatively neutral on Sweden, as a result of poor momentum and weak fund flows. Euroland bonds and UK Gilts appear less attractive, given weak fund flows in Euroland, as well as expensive valuations and poor distribution characteristics in both regions. With poor momentum, weak fund flows and relatively low risk premiums, Denmark is among our least favorite bond markets globally.

We hope this summary has been helpful to you in your understanding of how we manage your Portfolio. If you have questions or comments, we encourage you to contact your Goldman Sachs representative.

We thank you for the confidence you have placed in us and look forward to your continued support.

Goldman Sachs Quantitative Strategies Group

July 12, 2001

GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

Performance Summary
June 30, 2001 (Unaudited)

The following graph shows the value, as of June 30, 2001, of a $10,000 investment made on March 1, 1999 in Class B Shares (with the applicable maximum contingent deferred sales charges of 5% declining to 0% after six years). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers Aggregate Bond Index and two-year U.S. Treasury Security (“Two-Year T-Bill”)) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Performance of Class A, Class C, Institutional and Service Shares will vary from Class B Shares due to differences in fees and loads.

Goldman Sachs Conservative Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested March 1, 1999 to June 30, 2001.(a)

Class B
S&P 500 Index
Lehman Brothers Aggregate Bond Index
Two - Year T-Bill
$13,000
$12,000
$11,000
$10,000
$9,000
$11,592
$11,384
$10,507
$10,169
3/1/99
6/99
9/99
12/99
3/00
6/00
9/00
12/00
3/01
6/01

Average Annual Total Return through June 30, 2001	Since Inception(b)	One Year	Six Months(c)

Class A
Excluding sales charges	5.22%	5.05%	1.61%
Including sales charges	2.77%	-0.72%	-3.99%

Class B
Excluding contingent deferred sales charges	4.46%	4.34%	1.31%
Including contingent deferred sales charges	3.15%	-0.87%	-3.75%

Class C
Excluding contingent deferred sales charges	4.46%	4.34%	1.31%
Including contingent deferred sales charges	4.46%	3.30%	0.30%

Institutional Class	5.78%	5.56%	1.90%

Service Class	5.24%	5.08%	1.66%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on February 8, 1999.
(c)	Not annualized.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Performance Summary
June 30, 2001 (Unaudited)

The following graph shows the value, as of June 30, 2001, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers High Yield Bond Index and two-year U.S. Treasury Security (“Two-Year T-Bill”)) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Balanced Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 2001.(a)

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Class A
S&P 500 Index
Lehman Brothers High Yield Bond Index
Two - Year T-Bill
$13,053
$11,953
$10,798
$10,024
2/1/98
6/98
12/98
6/99
12/99
6/00
12/00
6/01

Average Annual Total Return through June 30, 2001	Since Inception(b)	One Year	Six Months(c)

Class A
Excluding sales charges	4.19%	-2.03%	-1.23%
Including sales charges	2.53%	-7.41%	-6.65%

Class B
Excluding contingent deferred sales charges	3.45%	-2.69%	-1.60%
Including contingent deferred sales charges	2.55%	-7.56%	-6.52%

Class C
Excluding contingent deferred sales charges	3.47%	-2.60%	-1.61%
Including contingent deferred sales charges	3.47%	-3.58%	-2.59%

Institutional Class	4.60%	-1.64%	-1.13%

Service Class	4.11%	-2.05%	-1.86%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.
(c)	Not annualized.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Investments
June 30, 2001 (Unaudited)

            GOLDMAN SACHS
            CONSERVATIVE STRATEGY PORTFOLIO

Shares	Description	Value

Mutual Funds (Institutional Shares) – 111.4%

Equity – 26.1%
230,013	Goldman Sachs CORESM Large Cap Value Fund – 13.5%	$ 2,488,744
122,446	Goldman Sachs CORESM Large Cap Growth Fund – 8.7%	1,599,138
61,976	Goldman Sachs Real Estate Securities Fund – 3.9%	723,875

		$ 4,811,757

Fixed Income – 85.3%
1,617,358	Goldman Sachs Short Duration Government Fund – 85.3%	$15,704,543

TOTAL INVESTMENTS
(Cost $20,503,990)		$20,516,300

            GOLDMAN SACHS
            BALANCED STRATEGY PORTFOLIO

Shares	Description	Value

Mutual Funds (Institutional Shares) – 100.0%

Equity – 41.1%
1,674,917	Goldman Sachs CORESM International Equity Fund – 18.4%	$14,705,769
780,425	Goldman Sachs CORESM Large Cap Value Fund – 10.6%	8,444,203
373,718	Goldman Sachs CORESM Large Cap Growth Fund – 6.1%	4,880,762
218,532	Goldman Sachs Real Estate Securities Fund – 3.2%	2,552,458
192,699	Goldman Sachs CORESM Small Cap Equity Fund – 2.8%	2,214,116

		$32,797,308

Fixed Income – 58.9%
3,670,103	Goldman Sachs Short Duration Government Fund – 44.7%	$35,636,702
590,015	Goldman Sachs Global Income Fund – 10.6%	8,484,417
369,557	Goldman Sachs High Yield Fund – 3.6%	2,856,679

		$46,977,798

TOTAL INVESTMENTS
(Cost $81,269,087)		$79,775,106

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Performance Summary
June 30, 2001 (Unaudited)

The following graph shows the value, as of June 30, 2001, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Lehman Brothers High Yield Bond Index, Lehman Brothers Aggregate Bond Index and Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Growth and Income Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 2001.(a)

Class A
S&P 500 Index
Lehman Brothers High Yield Bond Index
Lehman Brothers Aggregate Bond Index
MSCI EAFE Index
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$13,053
$12,309
$10,742
$10,516
$10,024
2/1/98
6/98
12/98
6/99
12/99
6/00
12/00
6/01

Average Annual Total Return through June 30, 2001	Since Inception(b)	One Year	Six Months(c)

Class A
Excluding sales charges	3.75%	-7.47%	-3.43%
Including sales charges	2.09%	-12.54%	-8.74%

Class B
Excluding contingent defered sales charges	2.99%	-8.20%	-3.81%
Including contingent defered sales charges	2.11%	-12.79%	-8.62%

Class C
Excluding contingent defered sales charges	2.98%	-8.20%	-3.71%
Including contingent defered sales charges	2.98%	-9.12%	-4.68%

Institutional Class	4.16%	-7.16%	-3.31%

Service Class	3.63%	-7.56%	-3.47%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.
(c)	Not annualized.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Performance Summary
June 30, 2001 (Unaudited)

The following graph shows the value, as of June 30, 2001, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index, Russell 2000 Index and Morgan Stanley Capital International Emerging Markets Free (“MSCI EMF”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Growth Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 2001.(a)

Class A
S&P 500 Index
MSCI EAFE Index
Russell 2000 Index
MSCI EMF Index
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
2/1/98
6/98
12/98
6/99
12/99
6/00
12/00
6/01
$13,053
$12,437
$10,742
$10,087
$9,190

Average Annual Total Return through June 30, 2001	Since Inception(b)	One Year	Six Months(c)

Class A
Excluding sales charges	2.55%	-12.42%	-5.43%
Including sales charges	0.91%	-17.22%	-10.61%

Class B
Excluding contingent deferred sales charges	1.82%	-13.07%	-5.71%
Including contingent deferred sales charges	0.95%	-17.42%	-10.43%

Class C
Excluding contingent deferred sales charges	1.81%	-13.05%	-5.80%
Including contingent deferred sales charges	1.81%	-13.92%	-6.74%

Institutional Class	2.91%	-12.08%	-5.25%

Service Class	2.44%	-12.42%	-5.44%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.
(c)	Not annualized.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statement of Investments
June 30, 2001 (Unaudited)

   GOLDMAN SACHS
   GROWTH AND INCOME STRATEGY PORTFOLIO

Shares	Description	Value

Mutual Funds (Institutional Shares) – 99.7%

Equity – 58.5%
9,358,021	Goldman Sachs CORESM International Equity Fund – 24.7%	$ 82,163,426
4,534,195	Goldman Sachs CORESM Large Cap Value Fund – 14.8%	49,059,993
2,149,422	Goldman Sachs CORESM Large Cap Growth Fund – 8.4%	28,071,448
1,452,874	Goldman Sachs Emerging Markets Equity Fund – 3.5%	11,637,521
786,964	Goldman Sachs Real Estate Securities Fund – 2.8%	9,191,744
756,040	Goldman Sachs CORESM Small Cap Equity Fund – 2.6%	8,686,901
528,016	Goldman Sachs International Growth Opportunities Fund – 1.7%	5,633,928

		$194,444,961

Fixed Income – 41.2%
4,467,293	Goldman Sachs Global Income Fund – 19.3%	$ 64,239,669
4,771,685	Goldman Sachs Core Fixed Income Fund – 14.1%	46,857,944
2,111,441	Goldman Sachs High Yield Fund – 4.9%	16,321,436
992,092	Goldman Sachs Short Duration Government Fund – 2.9%	9,633,215

		$137,052,264

TOTAL INVESTMENTS
(Cost $339,643,218)		$331,497,225

   GOLDMAN SACHS
   GROWTH STRATEGY PORTFOLIO

Shares	Description	Value

Mutual Funds (Institutional Shares) – 100.0%

Equity – 81.3%
8,292,456	Goldman Sachs CORESM International Equity Fund – 27.6%	$ 72,807,762
6,073,208	Goldman Sachs CORESM Large Cap Value Fund – 24.9%	65,712,109
2,896,354	Goldman Sachs CORESM Large Cap Growth Fund – 14.3%	37,826,377
1,474,103	Goldman Sachs Emerging Markets Equity Fund – 4.5%	11,807,562
1,016,701	Goldman Sachs CORESM Small Cap Equity Fund – 4.4%	11,681,896
673,276	Goldman Sachs Real Estate Securities Fund – 3.0%	7,863,859
647,558	Goldman Sachs International Growth Opportunities Fund – 2.6%	6,909,439

		$214,609,004

Fixed Income – 18.7%
2,367,982	Goldman Sachs Core Fixed Income Fund – 8.8%	$ 23,253,584
1,730,557	Goldman Sachs High Yield Fund – 5.1%	13,377,209
882,332	Goldman Sachs Global Income Fund – 4.8%	12,687,941

		$ 49,318,734

TOTAL MUTUAL FUNDS
(Cost $271,383,025)		$263,927,738

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statement of Investments (continued)
June 30, 2001 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 0.0%

Joint Repurchase Agreement Account II^
$100,000	4.10%	7/2/2001	$ 100,000

TOTAL REPURCHASE AGREEMENT ACCOUNT
(Cost $100,000)			$ 100,000

TOTAL INVESTMENTS
(Cost $271,483,025 )			$264,027,738

^	Joint repurchase agreement was entered into on June 29, 2001.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Performance Summary
June 30, 2001 (Unaudited)

The following graph shows the value, as of June 30, 2001, of a $10,000 investment made on February 1, 1998 in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Portfolio’s benchmarks with dividends reinvested (the S&P 500 Index, Morgan Stanley Capital International Europe, Australasia, and the Far East (“MSCI EAFE”) Index, Russell 2000 Index and Morgan Stanley Capital International Emerging Markets Free (“MSCI EMF”) Index) are also shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than the original cost. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Goldman Sachs Aggressive Growth Strategy Portfolio’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 1, 1998 to June 30, 2001.(a)

Class A
S&P 500 Index
MSCI EAFE Index
Russell 2000 Index
MSCI EMF Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$13,053
$12,437
$10,742
$9,732
$9,190
2/1/98
6/98
12/98
6/99
12/99
6/00
12/00
6/01

Average Annual Total Return through June 30, 2001	Since Inception(b)	One Year	Six Months(c)

Class A
Excluding sales charges	1.53%	-16.14%	-7.38%
Including sales charges	-0.09%	-20.77%	-12.44%

Class B
Excluding contingent deferred sales charges	0.81%	-16.77%	-7.76%
Including contingent deferred sales charges	-0.06%	-20.93%	-12.37%

Class C
Excluding contingent deferred sales charges	0.85%	-16.78%	-7.76%
Including contingent deferred sales charges	0.85%	-17.62%	-8.69%

Institutional Class	1.84%	-15.88%	-7.29%

Service Class	1.44%	-16.22%	-7.40%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	All classes commenced operations on January 2, 1998.
(c)	Not annualized.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statement of Investments
June 30, 2001 (Unaudited)

   GOLDMAN SACHS
   AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Shares	Description	Value

Mutual Funds (Institutional Shares) – 100.1%

Equity – 100.1%
4,573,793	Goldman Sachs CORESM International Equity Fund – 32.4%	$ 40,157,906
3,343,199	Goldman Sachs CORESM Large Cap Value Fund – 29.2%	36,173,418
1,556,759	Goldman Sachs CORESM Large Cap Growth Fund – 16.4%	20,331,275
873,750	Goldman Sachs CORESM Small Cap Equity Fund – 8.1%	10,039,385
989,503	Goldman Sachs Emerging Markets Equity Fund – 6.4%	7,925,923
472,002	Goldman Sachs International Growth Opportunities Fund – 4.1%	5,036,259
372,283	Goldman Sachs Real Estate Securities Fund – 3.5%	4,348,266

		$124,012,432

TOTAL INVESTMENTS
(Cost $128,344,174)		$124,012,432

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Assets and Liabilities
June 30, 2001 (Unaudited)

	Conservative Strategy Portfolio	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio	Growth Strategy Portfolio	Aggressive Growth Strategy Portfolio

Assets:

Investment in securities, at value (identified cost $20,503,990, $81,269,087, $339,643,218, $271,483,025, $128,344,174, respectively)	$20,516,300	$79,775,106	$331,497,225	$264,027,738	$124,012,432
Cash	—	—	—	51,404	—
Receivables:
Dividends and interest	76,470	278,604	900,319	526,450	128,534
Fund shares sold	21,253	26,281	1,070,505	162,642	42,593
Reimbursement from adviser	30,359	31,356	33,416	33,390	30,816
Deferred organization expenses, net	—	4,701	4,701	4,701	4,701
Other assets	—	164	695	868	362

Total assets	20,644,382	80,116,212	333,506,861	264,807,193	124,219,438

Liabilities:

Due to Custodian	2,138,491	58,468	200,052	—	18,761
Payables:
Fund shares repurchased	123	130,857	508,241	366,205	181,749
Amounts owed to affiliates	17,242	65,379	265,972	223,378	99,941
Accrued expenses and other liabilities	73,348	49,411	52,791	49,105	44,307

Total liabilities	2,229,204	304,115	1,027,056	638,688	344,758

Net Assets:

Paid-in capital	18,648,801	82,937,486	341,206,728	272,864,310	134,919,363
Accumulated undistributed net investment income (loss)	(6,140)	72,438	117,839	1,229,194	(348,450)
Accumulated net realized loss on investment transactions	(239,793)	(1,703,846)	(698,769)	(2,469,712)	(6,364,491)
Net unrealized gain (loss) on investments	12,310	(1,493,981)	(8,145,993)	(7,455,287)	(4,331,742)

NET ASSETS	$18,415,178	$79,812,097	$332,479,805	$264,168,505	$123,874,680

Net asset value, offering and redemption price per share:(a)
Class A	$10.05	$9.86	$10.16	$10.28	$9.92
Class B	$10.06	$9.86	$10.14	$10.23	$9.87
Class C	$10.06	$9.87	$10.14	$10.23	$9.86
Institutional	$10.08	$9.85	$10.17	$10.29	$9.92
Service	$10.08	$9.87	$10.14	$10.26	$9.89

Shares outstanding:
Class A	203,669	3,374,701	13,804,210	10,116,037	5,110,882
Class B	1,221,851	2,619,793	10,027,946	9,132,485	3,492,282
Class C	219,404	1,838,276	6,966,340	5,814,356	3,167,751
Institutional	185,552	182,200	1,805,458	620,297	738,126
Service	169	79,789	158,760	84,172	16,439

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	1,830,645	8,094,759	32,762,714	25,767,347	12,525,480

(a)
Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Conservative, Balanced, Growth and Income, Growth, and Aggressive Growth Strategy Portfolios is $10.63, $10.43, $10.75, $10.88 and $10.50, respectively. At redemption, Class B and Class C Shares may be subject to a deferred contingent sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Operations
For the Six Months Ended June 30, 2001 (Unaudited)

	Conservative Strategy Portfolio	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio	Growth Strategy Portfolio	Aggressive Growth Strategy Portfolio

Investment income:

Income distributions from underlying funds	$410,909	$1,544,256	$ 4,810,104	$ 2,327,305	$ 265,008
Interest	807	—	—	23	2,967

Total income	411,716	1,544,256	4,810,104	2,327,328	267,975

Expenses:

Management fees	28,699	140,441	610,612	482,499	224,212
Distribution and service fees(a)	74,220	266,689	1,090,718	939,085	402,423
Transfer agent fees(a)	15,253	74,252	316,385	257,333	114,988
Registration fees	24,253	24,283	35,872	33,592	24,335
Custodian fees	15,939	19,133	19,146	19,223	18,194
Professional fees	14,764	14,739	14,738	14,738	14,738
Trustee fees	4,026	4,026	4,026	4,026	4,026
Service Share fees	4	1,977	3,885	1,924	361
Amortization of deferred organization expenses	—	1,549	1,549	1,549	1,549
Other	32,324	32,478	33,691	33,465	32,552

Total expenses	209,482	579,567	2,130,622	1,787,434	837,378

Less — expenses reductions	(107,379)	(174,854)	(450,965)	(376,792)	(220,953)

Net Expenses	102,103	404,713	1,679,657	1,410,642	616,425

NET INVESTMENT INCOME (LOSS)	309,613	1,139,543	3,130,447	916,686	(348,450)

Realized and unrealized loss:

Net realized loss from investment transactions	(95,912)	(1,118,071)	(4,103,192)	(5,822,516)	(4,693,576)
Net change in unrealized loss on investments	(3,271)	(1,336,090)	(12,103,689)	(11,829,833)	(5,418,100)

Net realized and unrealized loss	(99,183)	(2,454,161)	(16,206,881)	(17,652,349)	(10,111,676)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$210,430	$(1,314,618)	$(13,076,434)	$(16,735,663)	$(10,460,126)

(a)	The fees were as follows:

	Distribution and service fees			Transfer agent fees
	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service
Conservative Strategy Portfolio	$ 1,868	$ 60,515	$ 11,837	$ 1,419	$ 11,498	$ 2,249	$ 87	$ —
Balanced Strategy Portfolio	40,440	132,476	93,773	30,735	25,170	17,817	372	158
Growth and Income Strategy Portfolio	184,429	538,111	368,178	140,166	102,241	69,954	3,713	311
Growth Strategy Portfolio	136,283	490,272	312,530	103,575	93,152	59,381	1,071	154
Aggressive Growth Strategy Portfolio	64,446	182,279	155,698	48,978	34,633	29,583	1,765	29

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2001 (Unaudited)

	Conservative Strategy Portfolio	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio	Growth Strategy Portfolio	Aggressive Growth Strategy Portfolio

From operations:

Net investment income (loss)	$ 309,613	$ 1,139,543	$ 3,130,447	$ 916,686	$ (348,450)
Net realized loss from investment transactions	(95,912)	(1,118,071)	(4,103,192)	(5,822,516)	(4,693,576)
Net change in unrealized loss on investments	(3,271)	(1,336,090)	(12,103,689)	(11,829,833)	(5,418,100)

Net increase (decrease) in net assets resulting from operations	210,430	(1,314,618)	(13,076,434)	(16,735,663)	(10,460,126)

Distributions to shareholders:

From net investment income
Class A shares	(34,536)	(524,961)	(1,580,635)	—	—
Class B shares	(216,097)	(336,431)	(758,672)	—	—
Class C shares	(42,360)	(232,695)	(528,514)	—	—
Institutional shares	(22,806)	(33,871)	(242,369)	—	—
Service shares	(35)	(12,420)	(15,939)	—	—
In excess of net investment income
Class A shares	(671)	—	—	—	—
Class B shares	(4,202)	—	—	—	—
Class C shares	(823)	—	—	—	—
Institutional shares	(443)	—	—	—	—
Service shares	(1)	—	—	—	—

Total distributions to shareholders	(321,974)	(1,140,378)	(3,126,129)	—	—

From share transactions:

Net proceeds from sales of shares	6,858,465	7,512,154	22,016,074	21,357,335	26,220,521
Reinvestment of dividends and distributions	141,826	984,919	2,912,909	—	—
Cost of shares repurchased	(4,042,076)	(9,907,510)	(49,695,934)	(34,996,910)	(24,102,452)

Net increase (decrease) in net assets resulting from share transactions	2,958,215	(1,410,437)	(24,766,951)	(13,639,575)	2,118,069

TOTAL INCREASE (DECREASE)	2,846,671	(3,865,433)	(40,969,514)	(30,375,238)	(8,342,057)

Net assets:

Beginning of period	15,568,507	83,677,530	373,449,319	294,543,743	132,216,737

End of period	$18,415,178	$79,812,097	$332,479,805	$264,168,505	$123,874,680

Accumulated undistributed net investment income (loss)	$ (6,140)	$ 72,438	$ 117,839	$ 1,229,194	$ (348,450)

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Year Ended December 31, 2000

	Conservative Strategy Portfolio	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio	Growth Strategy Portfolio	Aggressive Growth Strategy Portfolio

From operations:

Net investment income (loss)	$ 684,958	$ 3,514,462	$ 12,637,335	$ 4,561,601	$ (153,249)
Net realized gain (loss) from investment transactions	(21,717)	2,842,522	17,027,768	16,512,049	8,406,352
Net change in unrealized loss from investments	(32,308)	(7,326,744)	(50,975,119)	(50,794,207)	(25,779,790)

Net increase (decrease) in net assets resulting from operations	630,933	(969,760)	(21,310,016)	(29,720,557)	(17,526,687)

Distributions to shareholders:

From net investment income
Class A shares	(58,836)	(1,565,018)	(6,074,552)	(2,276,794)	—
Class B shares	(512,545)	(1,109,174)	(3,614,087)	(1,432,765)	—
Class C shares	(107,388)	(793,663)	(2,429,480)	(891,250)	—
Institutional shares	(14,319)	(92,641)	(837,288)	(98,218)	—
Service shares	(3,011)	(27,974)	(61,560)	(13,476)	—
In excess of net investment income
Class A shares	(2,213)	(40,022)	(792,501)	(875,093)	(693,352)
Class B shares	(19,278)	(28,365)	(471,503)	(550,688)	(177,842)
Class C shares	(4,039)	(20,296)	(316,956)	(342,555)	(197,950)
Institutional shares	(539)	(2,369)	(109,235)	(37,751)	(107,661)
Service shares	(125)	(715)	(8,031)	(5,180)	(1,952)
From net realized gain
Class A shares	(1,278)	(817,999)	(1,084,559)	—	(1,382,906)
Class B shares	(13,798)	(668,552)	(799,172)	—	(1,049,658)
Class C shares	(2,583)	(470,743)	(535,668)	—	(865,248)
Institutional shares	(512)	(46,091)	(126,810)	—	(160,001)
Service shares	(2)	(20,400)	(11,304)	—	(3,814)

Total distributions to shareholders	(740,466)	(5,704,022)	(17,272,706)	(6,523,770)	(4,640,384)

From share transactions:

Net proceeds from sales of shares	6,280,781	18,137,904	61,919,324	87,530,370	52,239,031
Reinvestment of dividends and distributions	291,496	4,937,175	16,017,778	6,200,890	4,499,885
Cost of shares repurchased	(5,479,657)	(30,956,027)	(131,322,631)	(91,954,453)	(40,484,442)

Net increase (decrease) in net assets resulting from share transactions	1,092,620	(7,880,948)	(53,385,529)	1,776,807	16,254,474

TOTAL INCREASE (DECREASE)	983,087	(14,554,730)	(91,968,251)	(34,467,520)	(5,912,597)

Net assets:

Beginning of year	14,585,420	98,232,260	465,417,570	329,011,263	138,129,334

End of year	$15,568,507	$83,677,530	$373,449,319	$294,543,743	$132,216,737

Accumulated undistributed net investment income	$ 6,221	$ 73,273	$ 113,521	$ 312,508	$ —

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes Goldman Sachs Conservative Strategy Portfolio (“Conservative Strategy”), Goldman Sachs Balanced Strategy Portfolio (“Balanced Strategy”), Goldman Sachs Growth and Income Strategy Portfolio (“Growth and Income Strategy”), Goldman Sachs Growth Strategy Portfolio (“Growth Strategy”) and Goldman Sachs Aggressive Growth Strategy Portfolio (“Aggressive Growth Strategy”), collectively, the “Portfolios” or, individually, a “Portfolio”. All of the Portfolios offer five classes of shares — Class A, Class B, Class C, Institutional and Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuation — Each Portfolio invests in a combination of underlying funds (the “Underlying Funds”) for which Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), Goldman Sachs Funds Management L.P. (“GSFM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment adviser. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

B.  Securities Transactions and Investment Income — Purchases and sales of the Underlying Funds are recorded as of the trade date. Realized gains and losses on sales of the Underlying Funds are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued.

         Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Portfolios based upon the relative proportion of net assets of each class.

C.  Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Portfolio	Declared	Paid	Declared	Paid

Conservative Strategy	Monthly	Monthly	Annually	Annually

Balanced Strategy	Quarterly	Quarterly	Annually	Annually

Growth and Income Strategy	Quarterly	Quarterly	Annually	Annually

Growth Strategy	Annually	Annually	Annually	Annually

Aggressive Growth Strategy	Annually	Annually	Annually	Annually

D.  Federal Taxes — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

         The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

The Portfolios, at their most recent tax year-ends of December 31, 2000, had no capital loss carryforward for U.S. federal tax purposes.
At June 30, 2001, the Portfolios’ aggregate cost of portfolio securities, gross unrealized gain on investments and gross unrealized loss on investments for federal income tax purposes were as follows:

Portfolio	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)

Conservative Strategy	$ 20,706,916	$ 137,897	$ (328,513)	$ (190,616)

Balanced Strategy	83,050,306	1,121,380	(4,396,580)	(3,275,200)

Growth and Income Strategy	344,293,902	8,452,695	(21,249,372)	(12,796,677)

Growth Strategy	273,925,277	8,422,395	(18,319,934)	(9,897,539)

Aggressive Growth Strategy	130,015,089	4,069,329	(10,071,986)	(6,002,657)

E.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line or pro rata basis depending upon the nature of the expense.

         Class A, Class B and Class C shareholders of the Portfolios bear all expenses and fees relating to their respective Distribution and Service plans. Shareholders of Service Shares bear all expenses and fees paid to service organizations. Each class of shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.

F.  Deferred Organization Expenses — Organization-related costs are being amortized on a straight-line basis over a period of five years beginning with the commencement of each Portfolio’s operations (with the exception of the Conservative Strategy Portfolio which were completely expensed in the first fiscal year).

G.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at each Portfolio’s custodian.

3. AGREEMENTS

GSAM serves as investment adviser to the Portfolios pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision of the Trust’s Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.35% of the average daily net assets of each Portfolio. For the six months ended June 30, 2001, GSAM has voluntarily agreed to waive a portion of the Management fee equal annually to 0.20% of each Portfolio’s average daily net assets. GSAM may discontinue or modify this waiver in the future at its discretion.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2001 (Unaudited)

         GSAM has voluntarily agreed to limit “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification costs and other extraordinary expenses) to the extent that such expenses exceed .00% of the average daily net assets of each Portfolio.

For the six months ended June 30, 2001, GSAM waived and reimbursed certain expenses as follows (in thousands):

Portfolio	Management Fee Waivers	Reimbursement	Total

Conservative Strategy	$ 16	$ 91	$107

Balanced Strategy	80	95	175

Growth and Income Strategy	349	102	451

Growth Strategy	276	101	377

Aggressive Growth Strategy	128	93	221

         Goldman Sachs serves as Distributor of the shares of the Portfolios pursuant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Portfolios that it retained approximately $3,000, $7,000, $14,000, $19,000 and $10,000 for the six months ended June 30, 2001, from the Conservative, Balanced, Growth and Income, Growth and Aggressive Growth Strategy Portfolios, respectively.

         The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution and shareholder maintenance services equal, on an annual basis, to 0.25%, 1.00% and 1.00% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

         The Trust, on behalf of each Portfolio, has adopted Service Plans. These plans allow for Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers, who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations in an amount up to 0.50% (on an annualized basis), respectively, of the average daily net asset value of the Service Shares.

         Goldman Sachs also serves as Transfer Agent to the Portfolios for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of average daily net assets for Class A, Class B and Class C Shares and 0.04% of average daily net assets for Institutional and Service Shares.

At June 30, 2001, the amounts owed to affiliates were as follows (in thousands):

Portfolio	Management Fees	Transfer Agent Fees	Distribution and Service Fees	Total

Conservative Strategy	$ 2	$ 3	$ 12	$ 17

Balanced Strategy	10	12	43	65

Growth and Income Strategy	42	50	174	266

Growth Strategy	33	41	149	223

Aggressive Growth Strategy	16	19	65	100

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

4. PORTFOLIO SECURITY TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of long-term securities for the six months ended June 30, 2001, were as follows:

Portfolio	Purchases	Sales

Conservative Strategy	$ 9,225,315	$ 4,098,942

Balanced Strategy	13,782,498	15,278,655

Growth and Income Strategy	49,835,644	76,716,947

Growth Strategy	36,053,788	49,086,732

Aggressive Growth Strategy	21,785,021	20,463,841

5. LINE OF CREDIT FACILITY

The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. This facility also requires a fee to be paid by the Portfolios based on the amount of the commitment. During the six months ended June 30, 2001, the Portfolios did not have any borrowings under this facility.

6. JOINT REPURCHASE AGREEMENT ACCOUNT

The Funds, together with other registered investment companies having management agreements with GSFM, GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

         At June 30, 2001, the Growth Strategy Portfolio had an undivided interest in the repurchase agreements in the joint account which equaled $100,000 in principal amount. At June 30, 2001, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations:

Repurchase Agreements	Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

Banc of America Securities LLC	$ 500,000,000	4.14%	07/02/01	$ 500,000,000	$ 500,172,500

Barclays Capital, Inc.	1,000,000,000	4.12	07/02/01	1,000,000,000	1,000,343,333

Bear Stearns Companies, Inc.	1,000,000,000	4.12	07/02/01	1,000,000,000	1,000,343,333

Chase Securities, Inc.	2,000,000,000	4.10	07/02/01	2,000,000,000	2,000,683,333

Credit Suisse First Boston Corp.	1,000,000,000	4.10	07/02/01	1,000,000,000	1,000,341,667

Greenwich Capital Markets	100,000,000	4.10	07/02/01	100,000,000	100,034,167

Lehman Brothers	1,000,000,000	4.10	07/02/01	1,000,000,000	1,000,341,667

Salomon Smith Barney Holdings, Inc.	1,000,000,000	4.10	07/02/01	1,000,000,000	1,000,341,667

UBS Warburg LLC	1,399,500,000	4.12	07/02/01	1,399,500,000	1,399,980,495

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II				$8,999,500,000	$9,002,582,162

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2001 (Unaudited)

7. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended June 30, 2001 (unaudited) was as follows:

	Conservative Strategy Portfolio		Balanced Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	101,090	$1,019,062	408,970	$4,069,933
Reinvestment of dividends and distributions	3,284	32,961	51,017	494,203
Shares repurchased	(8,368)	(84,090)	(436,133)	(4,375,872)

	96,006	967,933	23,854	188,264

Class B Shares
Shares sold	121,209	1,226,943	168,988	1,678,401
Reinvestment of dividends and distributions	5,199	52,236	25,531	246,603
Shares repurchased	(69,946)	(702,402)	(264,559)	(2,621,263)

	56,462	576,777	(70,040)	(696,259)

Class C Shares
Shares sold	45,157	452,955	168,035	1,689,216
Reinvestment of dividends and distributions	3,369	33,853	21,028	203,320
Shares repurchased	(52,197)	(527,214)	(274,630)	(2,727,654)

	(3,671)	(40,406)	(85,567)	(835,118)

Institutional Shares
Shares sold	411,254	4,159,505	6,983	69,604
Reinvestment of dividends and distributions	2,255	22,715	3,321	32,157
Shares repurchased	(271,010)	(2,728,370)	(17,534)	(175,271)

	142,499	1,453,850	(7,230)	(73,510)

Service Shares
Shares sold	—	—	506	5,000
Reinvestment of dividends and distributions	6	61	892	8,636
Shares repurchased	—	—	(748)	(7,450)

	6	61	650	6,186

NET INCREASE (DECREASE)	291,302	$2,958,215	(138,333)	$(1,410,437)

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth and Income Strategy Portfolio		Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars	Shares	Dollars

1,082,259	$11,204,975	676,500	$ 7,113,505	778,536	$ 7,966,794
150,110	1,504,887	—	—	—	—
(2,321,292)	(24,120,018)	(1,392,066)	(14,592,319)	(660,881)	(6,727,603)

(1,088,923)	(11,410,156)	(715,566)	(7,478,814)	117,655	1,239,191

388,605	4,017,360	325,413	3,379,721	248,154	2,460,293
68,263	682,887	—	—	—	—
(1,405,680)	(14,562,818)	(956,771)	(9,906,070)	(483,586)	(4,838,662)

(948,812)	(9,862,571)	(631,358)	(6,526,349)	(235,432)	(2,378,369)

550,793	5,699,493	698,554	7,432,767	571,348	5,765,110
48,262	482,614	—	—	—	—
(995,242)	(10,248,337)	(925,741)	(9,678,072)	(462,271)	(4,655,563)

(396,187)	(4,066,230)	(227,187)	(2,245,305)	109,077	1,109,547

90,554	953,869	302,008	3,159,096	958,483	9,996,650
23,272	233,689	—	—	—	—
(69,081)	(722,181)	(71,275)	(754,983)	(782,227)	(7,877,908)

44,745	465,377	230,733	2,404,113	176,256	2,118,742

13,985	140,377	26,896	272,246	3,104	31,674
883	8,832	—	—	—	—
(4,024)	(42,580)	(6,480)	(65,466)	(272)	(2,716)

10,844	106,629	20,416	206,780	2,832	28,958

(2,378,333)	$(24,766,951)	(1,322,962)	$(13,639,575)	170,388	$ 2,118,069

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2001 (Unaudited)

7. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended December 31, 2000 was as follows:

	Conservative Strategy Portfolio		Balanced Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	36,096	$ 367,392	910,025	$ 9,793,039
Reinvestment of dividends and distributions	5,968	60,180	221,208	2,263,293
Shares repurchased	(101,262)	(1,022,209)	(1,399,249)	(15,090,657)

	(59,198)	(594,637)	(268,016)	(3,034,325)

Class B Shares
Shares sold	395,168	4,024,345	214,015	2,299,644
Reinvestment of dividends and distributions	10,394	104,911	136,215	1,390,167
Shares repurchased	(267,134)	(2,712,698)	(658,304)	(7,076,510)

	138,428	1,416,558	(308,074)	(3,386,699)

Class C Shares
Shares sold	125,781	1,269,468	462,034	4,989,461
Reinvestment of dividends and distributions	10,665	107,576	109,512	1,117,967
Shares repurchased	(150,943)	(1,524,677)	(772,650)	(8,321,391)

	(14,497)	(147,633)	(201,104)	(2,213,963)

Institutional Shares
Shares sold	59,547	606,275	49,424	533,216
Reinvestment of dividends and distributions	1,815	18,332	13,345	136,643
Shares repurchased	(18,865)	(192,998)	(32,896)	(356,544)

	42,497	431,609	29,873	313,315

Service Shares
Shares sold	1,393	13,301	48,554	522,544
Reinvestment of dividends and distributions	47	497	2,884	29,105
Shares repurchased	(2,657)	(27,075)	(10,420)	(110,925)

	(1,217)	(13,277)	41,018	440,724

NET INCREASE (DECREASE)	106,013	$1,092,620	(706,303)	$ (7,880,948)

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth and Income Strategy Portfolio		Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars	Shares	Dollars

2,616,791	$30,123,997	3,391,837	$40,527,068	1,703,222	$20,705,950
698,522	7,509,733	290,721	3,058,379	198,204	2,037,591
(5,084,363)	(58,028,168)	(3,499,481)	(41,406,458)	(1,539,924)	(18,622,328)

(1,769,050)	(20,394,438)	183,077	2,178,989	361,502	4,121,213

1,259,478	14,383,277	1,846,048	21,899,924	838,686	10,161,426
412,499	4,379,468	174,996	1,837,885	114,588	1,176,858
(2,987,331)	(34,046,659)	(2,243,926)	(26,572,960)	(1,000,949)	(12,042,812)

(1,315,354)	(15,283,914)	(222,882)	(2,835,151)	(47,675)	(704,528)

1,282,343	14,660,549	1,947,297	23,076,136	1,386,259	16,720,357
284,539	3,022,453	110,013	1,156,273	98,711	1,012,778
(2,378,960)	(27,074,063)	(1,754,865)	(20,755,888)	(699,035)	(8,368,331)

(812,078)	(9,391,061)	302,445	3,476,521	785,935	9,364,804

214,627	2,527,454	147,088	1,768,476	371,486	4,584,349
97,656	1,058,878	12,513	131,384	26,088	267,663
(1,044,388)	(11,779,479)	(251,611)	(2,965,856)	(118,996)	(1,406,099)

(732,105)	(8,193,147)	(92,010)	(1,065,996)	278,578	3,445,913

20,196	224,047	23,034	258,766	5,898	66,949
4,133	47,246	1,618	16,969	487	4,995
(35,095)	(394,262)	(21,008)	(253,291)	(3,686)	(44,872)

(10,766)	(122,969)	3,644	22,444	2,699	27,072

(4,639,353)	$(53,385,529)	174,274	$ 1,776,807	1,381,039	$16,254,474

GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIOS

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value at beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total Distributions

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2001 - Class A Shares	$10.11	$ 0.22	(d)	$(0.05)	$0.17	$(0.22)	$(0.01)	$ —	$(0.23)
2001 - Class B Shares	10.11	0.18	(d)	(0.04)	0.14	(0.18)	(0.01)	—	(0.19)
2001 - Class C Shares	10.11	0.18	(d)	(0.04)	0.14	(0.18)	(0.01)	—	(0.19)
2001 - Institutional Shares	10.13	0.29	(d)	(0.04)	0.25	(0.29)	(0.01)	—	(0.30)
2001 - Service Shares	10.12	0.22	(d)	(0.03)	0.19	(0.22)	(0.01)	—	(0.23)

FOR THE YEAR ENDED DECEMBER 31,

2000 - Class A Shares	10.17	0.54	(d)	(0.01)	0.53	(0.56)	(0.02)	(0.01)	(0.59)
2000 - Class B Shares	10.18	0.49	(d)	(0.05)	0.44	(0.48)	(0.02)	(0.01)	(0.51)
2000 - Class C Shares	10.17	0.47	(d)	(0.02)	0.45	(0.48)	(0.02)	(0.01)	(0.51)
2000 - Institutional Shares	10.18	0.59	(d)	(0.01)	0.58	(0.60)	(0.02)	(0.01)	(0.63)
2000 - Service Shares	10.18	0.46	(d)	0.06	0.52	(0.55)	(0.02)	(0.01)	(0.58)

FOR THE PERIOD ENDED DECEMBER 31,(c)

1999 - Class A Shares	10.00	0.36		0.18	0.54	(0.36)	(0.01)	—	(0.37)
1999 - Class B Shares	10.00	0.30		0.19	0.49	(0.30)	(0.01)	—	(0.31)
1999 - Class C Shares	10.00	0.29		0.18	0.47	(0.29)	(0.01)	—	(0.30)
1999 - Institutional Shares	10.00	0.40	(d)	0.20	0.60	(0.40)	(0.02)	—	(0.42)
1999 - Service Shares	10.00	0.53		0.02	0.55	(0.37)	—	—	(0.37)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on February 8, 1999.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the underlying Funds.

GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets(e)		Ratio of net investment income to average net assets		Ratio of expenses to average net assets(e)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$10.05	1.61%	$ 2,047	0.59	%(b)	4.44	%(b)	1.90	%(b)	3.13	%(b)	24%
10.06	1.31	12,290	1.34	(b)	3.65	(b)	2.65	(b)	2.34	(b)	24
10.06	1.31	2,206	1.34	(b)	3.64	(b)	2.65	(b)	2.33	(b)	24
10.08	1.90	1,870	0.19	(b)	5.77	(b)	1.50	(b)	4.46	(b)	24
10.08	1.66	2	0.69	(b)	4.40	(b)	2.00	(b)	3.09	(b)	24

10.11	5.35	1,088	0.59		5.34		1.95		3.98		46
10.11	4.45	11,787	1.34		4.79		2.70		3.43		46
10.11	4.55	2,256	1.34		4.60		2.70		3.24		46
10.13	5.88	436	0.19		5.80		1.55		4.44		46
10.12	5.31	2	0.69		4.50		2.05		3.14		46

10.17	5.52	1,697	0.59	(b)	4.38	(b)	3.46	(b)	1.51	(b)	63
10.18	4.92	10,451	1.34	(b)	3.74	(b)	4.21	(b)	0.87	(b)	63
10.17	4.79	2,417	1.34	(b)	3.62	(b)	4.21	(b)	0.75	(b)	63
10.18	6.04	6	0.19	(b)	4.43	(b)	3.06	(b)	1.56	(b)	63
10.18	5.56	14	0.69	(b)	2.39	(b)	3.56	(b)	(0.48	)(b)	63

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value at beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total Distributions

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2001 - Class A Shares	$10.16	$ 0.16	(d)	$(0.30)	$(0.14)	$(0.16)	$ —	$ —	$(0.16)
2001 - Class B Shares	10.16	0.12	(d)	(0.30)	(0.18)	(0.12)	—	—	(0.12)
2001 - Class C Shares	10.17	0.12	(d)	(0.30)	(0.18)	(0.12)	—	—	(0.12)
2001 - Institutional Shares	10.16	0.18	(d)	(0.31)	(0.13)	(0.18)	—	—	(0.18)
2001 - Service Shares	10.17	0.16	(d)	(0.30)	(0.14)	(0.16)	—	—	(0.16)

FOR THE YEAR ENDED DECEMBER 31,

2000 - Class A Shares	10.99	0.48	(d)	(0.54)	(0.06)	(0.50)	(0.01)	(0.26)	(0.77)
2000 - Class B Shares	10.98	0.39	(d)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Class C Shares	10.99	0.39	(d)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Institutional Shares	10.99	0.53	(d)	(0.55)	(0.02)	(0.54)	(0.01)	(0.26)	(0.81)
2000 - Service Shares	10.99	0.61	(d)	(0.68)	(0.07)	(0.48)	(0.01)	(0.26)	(0.75)

1999 - Class A Shares	10.31	0.34		0.73	1.07	(0.34)	(0.05)	—	(0.39)
1999 - Class B Shares	10.31	0.26		0.72	0.98	(0.26)	(0.05)	—	(0.31)
1999 - Class C Shares	10.32	0.27		0.71	0.98	(0.27)	(0.04)	—	(0.31)
1999 - Institutional Shares	10.32	0.37		0.74	1.11	(0.37)	(0.07)	—	(0.44)
1999 - Service Shares	10.31	0.33		0.73	1.06	(0.33)	(0.05)	—	(0.38)

FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.25		0.38	0.63	(0.25)	(0.03)	(0.04)	(0.32)
1998 - Class B Shares	10.00	0.19		0.38	0.57	(0.19)	(0.03)	(0.04)	(0.26)
1998 - Class C Shares	10.00	0.19		0.39	0.58	(0.19)	(0.03)	(0.04)	(0.26)
1998 - Institutional Shares	10.00	0.30		0.39	0.69	(0.30)	(0.03)	(0.04)	(0.37)
1998 - Service Shares	10.00	0.25		0.37	0.62	(0.25)	(0.02)	(0.04)	(0.31)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets(e)		Ratio of net investment income to average net assets		Ratio of expenses to average net assets(e)		Ratio of net investment income to average net assets		Portfolio turnover rate

$ 9.86	(1.23)%	$33,271	0.59	%(b)	3.26	%(b)	1.03	%(b)	2.82	%(b)	17%
9.86	(1.60)	25,819	1.34	(b)	2.50	(b)	1.78	(b)	2.06	(b)	17
9.87	(1.61)	18,140	1.34	(b)	2.50	(b)	1.78	(b)	2.06	(b)	17
9.85	(1.13)	1,795	0.19	(b)	3.65	(b)	0.63	(b)	3.21	(b)	17
9.87	(1.86)	787	0.69	(b)	3.15	(b)	1.13	(b)	2.71	(b)	17

10.16	(0.66)	34,056	0.59		4.45		1.09		3.95		23
10.16	(1.33)	27,326	1.34		3.60		1.84		3.10		23
10.17	(1.31)	19,567	1.34		3.59		1.84		3.09		23
10.16	(0.25)	1,924	0.19		4.94		0.69		4.44		23
10.17	(0.11)	805	0.69		5.70		1.19		5.20		23

10.99	10.58	39,774	0.59		3.17		1.05		2.71		51
10.98	9.66	32,932	1.34		2.42		1.80		1.96		51
10.99	9.63	23,354	1.34		2.40		1.80		1.94		51
10.99	10.92	1,753	0.19		3.93		0.65		3.47		51
10.99	10.47	419	0.69		3.04		1.15		2.58		51

10.31	6.38	40,237	0.60	(b)	3.03	(b)	1.46	(b)	2.17	(b)	51
10.31	5.75	33,763	1.30	(b)	2.38	(b)	2.08	(b)	1.60	(b)	51
10.32	5.83	24,195	1.30	(b)	2.34	(b)	2.08	(b)	1.56	(b)	51
10.32	6.99	205	0.24	(b)	3.55	(b)	1.02	(b)	2.77	(b)	51
10.31	6.30	456	0.74	(b)	2.90	(b)	1.52	(b)	2.12	(b)	51

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value at beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total Distributions

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2001 - Class A Shares	$10.64	$ 0.11	(d)	$(0.48)	$(0.37)	$(0.11)	$ —	$ —	$(0.11)
2001 - Class B Shares	10.62	0.07	(d)	(0.48)	(0.41)	(0.07)	—	—	(0.07)
2001 - Class C Shares	10.61	0.07	(d)	(0.47)	(0.40)	(0.07)	—	—	(0.07)
2001 - Institutional Shares	10.66	0.13	(d)	(0.49)	(0.36)	(0.13)	—	—	(0.13)
2001 - Service Shares	10.62	0.11	(d)	(0.48)	(0.37)	(0.11)	—	—	(0.11)

FOR THE YEAR ENDED DECEMBER 31,

2000 - Class A Shares	11.71	0.38	(d)	(0.92)	(0.54)	(0.41)	(0.05)	(0.07)	(0.53)
2000 - Class B Shares	11.69	0.29	(d)	(0.92)	(0.63)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Class C Shares	11.69	0.29	(d)	(0.93)	(0.64)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Institutional Shares	11.71	0.44	(d)	(0.91)	(0.47)	(0.45)	(0.06)	(0.07)	(0.58)
2000 - Service Shares	11.69	0.37	(d)	(0.92)	(0.55)	(0.40)	(0.05)	(0.07)	(0.52)

1999 - Class A Shares	10.38	0.22		1.40	1.62	(0.22)	(0.06)	(0.01)	(0.29)
1999 - Class B Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)
1999 - Class C Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)
1999 - Institutional Shares	10.39	0.27		1.39	1.66	(0.27)	(0.06)	(0.01)	(0.34)
1999 - Service Shares	10.37	0.20		1.40	1.60	(0.20)	(0.07)	(0.01)	(0.28)

FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.18		0.47	0.65	(0.18)	(0.04)	(0.05)	(0.27)
1998 - Class B Shares	10.00	0.12		0.46	0.58	(0.12)	(0.05)	(0.05)	(0.22)
1998 - Class C Shares	10.00	0.12		0.46	0.58	(0.12)	(0.05)	(0.05)	(0.22)
1998 - Institutional Shares	10.00	0.20		0.49	0.69	(0.20)	(0.05)	(0.05)	(0.30)
1998 - Service Shares	10.00	0.16		0.48	0.64	(0.16)	(0.06)	(0.05)	(0.27)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets(e)		Ratio of net investment income to average net assets		Ratio of expenses to average net assets(e)		Ratio of net investment income to average net assets		Portfolio turnover rate

$10.16	(3.43)%	$140,218	0.59	%(b)	2.16	%(b)	0.85	%(b)	1.90	%(b)	14%
10.14	(3.81)	101,679	1.34	(b)	1.41	(b)	1.60	(b)	1.15	(b)	14
10.14	(3.71)	70,605	1.34	(b)	1.42	(b)	1.60	(b)	1.16	(b)	14
10.17	(3.31)	18,368	0.19	(b)	2.58	(b)	0.45	(b)	2.32	(b)	14
10.14	(3.47)	1,610	0.69	(b)	2.09	(b)	0.95	(b)	1.83	(b)	14

10.64	(4.54)	158,430	0.59		3.35		0.87		3.07		20
10.62	(5.28)	116,542	1.34		2.57		1.62		2.29		20
10.61	(5.36)	78,144	1.34		2.57		1.62		2.29		20
10.66	(3.99)	18,763	0.19		3.87		0.47		3.59		20
10.62	(4.63)	1,570	0.69		3.26		0.97		2.98		20

11.71	15.79	195,153	0.59		2.00		0.85		1.74		49
11.69	14.95	143,686	1.34		1.24		1.60		0.98		49
11.69	14.94	95,523	1.34		1.23		1.60		0.97		49
11.71	16.14	29,200	0.19		2.53		0.45		2.27		49
11.69	15.60	1,856	0.69		1.91		0.95		1.65		49

10.38	6.55	181,441	0.60	(b)	2.37	(b)	1.05	(b)	1.92	(b)	42
10.36	5.82	138,914	1.30	(b)	1.72	(b)	1.68	(b)	1.34	(b)	42
10.36	5.80	100,711	1.30	(b)	1.68	(b)	1.68	(b)	1.30	(b)	42
10.39	6.96	9,030	0.23	(b)	2.97	(b)	0.61	(b)	2.59	(b)	42
10.37	6.43	1,354	0.73	(b)	2.28	(b)	1.11	(b)	1.90	(b)	42

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2001 - Class A Shares	$10.88	$ 0.06	(d)	$(0.66)	$(0.60)	$ —	$ —	$ —	$ —
2001 - Class B Shares	10.86	0.02	(d)	(0.65)	(0.63)	—	—	—	—
2001 - Class C Shares	10.87	0.02	(d)	(0.66)	(0.64)	—	—	—	—
2001 - Institutional Shares	10.87	0.08	(d)	(0.66)	(0.58)	—	—	—	—
2001 - Service Shares	10.86	0.05	(d)	(0.65)	(0.60)	—	—	—	—

FOR THE YEAR ENDED DECEMBER 31,

2000 - Class A Shares	12.24	0.22	(d)	(1.28)	(1.06)	(0.22)	(0.08)	—	(0.30)
2000 - Class B Shares	12.21	0.13	(d)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Class C Shares	12.22	0.13	(d)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Institutional Shares	12.23	0.25	(d)	(1.26)	(1.01)	(0.25)	(0.10)	—	(0.35)
2000 - Service Shares	12.22	0.23	(d)	(1.29)	(1.06)	(0.22)	(0.08)	—	(0.30)

1999 - Class A Shares	10.29	0.11		2.03	2.14	(0.11)	(0.08)	—	(0.19)
1999 - Class B Shares	10.28	0.02		2.02	2.04	(0.02)	(0.09)	—	(0.11)
1999 - Class C Shares	10.28	0.02		2.03	2.05	(0.02)	(0.09)	—	(0.11)
1999 - Institutional Shares	10.29	0.13		2.05	2.18	(0.13)	(0.11)	—	(0.24)
1999 - Service Shares	10.29	0.09		2.03	2.12	(0.09)	(0.10)	—	(0.19)

FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.10		0.36	0.46	(0.10)	(0.02)	(0.05)	(0.17)
1998 - Class B Shares	10.00	0.05		0.35	0.40	(0.05)	(0.02)	(0.05)	(0.12)
1998 - Class C Shares	10.00	0.05		0.35	0.40	(0.05)	(0.02)	(0.05)	(0.12)
1998 - Institutional Shares	10.00	0.12		0.37	0.49	(0.12)	(0.03)	(0.05)	(0.20)
1998 - Service Shares	10.00	0.09		0.35	0.44	(0.09)	(0.01)	(0.05)	(0.15)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets(e)		Ratio of net investment income to average net assets		Ratio of expenses to average net assets(e)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$10.28	(5.43)%	$104,013	0.59	%(b)	1.10	%(b)	0.86	%(b)	0.83	%(b)	13%
10.23	(5.71)	93,411	1.34	(b)	0.35	(b)	1.61	(b)	0.08	(b)	13
10.23	(5.80)	59,498	1.34	(b)	0.32	(b)	1.61	(b)	0.05	(b)	13
10.29	(5.25)	6,384	0.19	(b)	1.55	(b)	0.46	(b)	1.28	(b)	13
10.26	(5.44)	863	0.69	(b)	1.03	(b)	0.96	(b)	0.76	(b)	13

10.88	(8.68)	117,857	0.59		1.83		0.89		1.53		23
10.86	(9.39)	106,080	1.34		1.08		1.64		0.78		23
10.87	(9.36)	65,681	1.34		1.11		1.64		0.81		23
10.87	(8.28)	4,234	0.19		2.10		0.49		1.80		23
10.86	(8.67)	692	0.69		1.95		0.99		1.65		23

12.24	20.85	130,322	0.59		0.90		0.87		0.62		50
12.21	19.87	121,937	1.34		0.17		1.62		(0.11)		50
12.22	19.96	70,127	1.34		0.16		1.62		(0.12)		50
12.23	21.24	5,891	0.19		1.40		0.47		1.12		50
12.22	20.62	735	0.69		0.87		0.97		0.59		50

10.29	4.62	128,832	0.60	(b)	1.50	(b)	1.15	(b)	0.95	(b)	38
10.28	3.98	109,246	1.30	(b)	0.83	(b)	1.78	(b)	0.35	(b)	38
10.28	3.96	63,925	1.30	(b)	0.79	(b)	1.78	(b)	0.31	(b)	38
10.29	4.92	2,205	0.23	(b)	2.88	(b)	0.71	(b)	2.40	(b)	38
10.29	4.45	378	0.73	(b)	1.63	(b)	1.21	(b)	1.15	(b)	38

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions

FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2001 - Class A Shares	$10.71	$(0.01	)(d)	$(0.78)	$(0.79)	$ —	$ —	$ —	$ —
2001 - Class B Shares	10.70	(0.05	)(d)	(0.78)	(0.83)	—	—	—	—
2001 - Class C Shares	10.69	(0.05	)(d)	(0.78)	(0.83)	—	—	—	—
2001 - Institutional Shares	10.70	0.01	(d)	(0.79)	(0.78)	—	—	—	—
2001 - Service Shares	10.68	(0.01	)(d)	(0.78)	(0.79)	—	—	—	—

FOR THE YEAR ENDED DECEMBER 31,

2000 - Class A Shares	12.61	0.03	(d)	(1.49)	(1.46)	—	(0.15)	(0.29)	(0.44)
2000 - Class B Shares	12.57	(0.06	)(d)	(1.47)	(1.53)	—	(0.05)	(0.29)	(0.34)
2000 - Class C Shares	12.57	(0.05	)(d)	(1.47)	(1.52)	—	(0.07)	(0.29)	(0.36)
2000 - Institutional Shares	12.60	0.10	(d)	(1.51)	(1.41)	—	(0.20)	(0.29)	(0.49)
2000 - Service Shares	12.59	0.04	(d)	(1.51)	(1.47)	—	(0.15)	(0.29)	(0.44)

1999 - Class A Shares	10.16	0.02		2.56	2.58	(0.02)	(0.11)	—	(0.13)
1999 - Class B Shares	10.14	(0.07)		2.54	2.47	—	(0.04)	—	(0.04)
1999 - Class C Shares	10.15	(0.06)		2.53	2.47	—	(0.05)	—	(0.05)
1999 - Institutional Shares	10.16	0.06		2.55	2.61	(0.06)	(0.11)	—	(0.17)
1999 - Service Shares	10.15	—		2.55	2.55	—	(0.11)	—	(0.11)

FOR THE PERIOD ENDED DECEMBER 31,(c)

1998 - Class A Shares	10.00	0.05		0.20	0.25	(0.05)	—	(0.04)	(0.09)
1998 - Class B Shares	10.00	0.01		0.18	0.19	(0.01)	—	(0.04)	(0.05)
1998 - Class C Shares	10.00	0.01		0.19	0.20	(0.01)	—	(0.04)	(0.05)
1998 - Institutional Shares	10.00	0.07		0.20	0.27	(0.07)	—	(0.04)	(0.11)
1998 - Service Shares	10.00	0.04		0.21	0.25	(0.04)	(0.02)	(0.04)	(0.10)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	Annualized.
(c)	Class A, Class B, Class C, Institutional and Service Share activity commenced on January 2, 1998.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Expense ratios exclude expenses of the Underlying Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets(e)		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets(e)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$ 9.92	(7.38)%	$50,685	0.59	%(b)	(0.17	)%(b)	0.93	%(b)	(0.51	)%(b)	16%
9.87	(7.76)	34,471	1.34	(b)	(0.93	)(b)	1.68	(b)	(1.27	)(b)	16
9.86	(7.76)	31,231	1.34	(b)	(0.90	)(b)	1.68	(b)	(1.24	)(b)	16
9.92	(7.29)	7,325	0.19	(b)	0.16	(b)	0.53	(b)	(0.18	)(b)	16
9.89	(7.40)	163	0.69	(b)	(0.26	)(b)	1.03	(b)	(0.60	)(b)	16

10.71	(11.47)	53,480	0.59		0.28		0.99		(0.12)		19
10.70	(12.07)	39,885	1.34		(0.49)		1.74		(0.89)		19
10.69	(12.00)	32,695	1.34		(0.42)		1.74		(0.82)		19
10.70	(11.07)	6,011	0.19		0.84		0.59		0.44		19
10.68	(11.55)	146	0.69		0.30		1.09		(0.10)		19

12.61	25.39	58,387	0.59		0.12		1.00		(0.29)		47
12.57	24.41	47,462	1.34		(0.63)		1.75		(1.04)		47
12.57	24.35	28,573	1.34		(0.61)		1.75		(1.02)		47
12.60	25.74	3,570	0.19		0.66		0.60		0.25		47
12.59	25.17	137	0.69		0.00		1.10		(0.41)		47

10.16	2.57	47,135	0.60	(b)	0.91	(b)	1.42	(b)	0.09	(b)	26
10.14	1.93	41,204	1.30	(b)	0.14	(b)	2.05	(b)	(0.61	)(b)	26
10.15	2.04	21,726	1.30	(b)	0.16	(b)	2.05	(b)	(0.59	)(b)	26
10.16	2.80	124	0.24	(b)	8.17	(b)	0.99	(b)	7.42	(b)	26
10.15	2.54	121	0.74	(b)	0.76	(b)	1.49	(b)	0.01	(b)	26

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

What Differentiates Goldman Sachs’
Approach to Asset Allocation?

We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale:

  Goldman Sachs’ Quantitative Strategies Team determines the strategic and quarterly tactical asset allocations. The team comprises 36 professionals with significant academic and practitioner experience and currently manages more than $6 billion in asset allocation strategies for institutional, high net worth and individual investors.

EACH GOLDMAN SACHS
ASSET ALLOCATION
STRATEGY DELIVERS:

  A Lifetime of comprehensive investment strategies
  Automatic diverification and risk management benefits
  Forward-looking, quarterly tactical reallocation
  Simplicity and efficiency

  Goldman Sachs’ Portfolio Management Teams offer expert management of the mutual funds that are contained within each Asset Allocation Strategy. These same teams manage portfolios for institutional and high net worth investors.

Goldman Sachs Asset Allocation Investment Process

Quantitative Strategies Team

Each of the five Goldman Sachs Asset Allocation Strategies begins with strategic benchmark asset allocations based on the efficient frontier of investing.The efficient frontier tell us that, for every level of risk an investor is willing to assume, there is a mix of assets that can deliver the highest potential return.

Quantitative Strategies Team
The team also seeks to improve the overall risk/return profile of each portfolio by determining the current relative attractiveness of the world’s stock, bond and currency markets.

Using proprietary portfolio construction models to maintain each portfolio’s original risk/return profile over time, the team makes four active decisions each quarter based on current valuation and momentum – and using forward-looking strategies in an effort to give each client the best risk-adjusted returns:

■	Equities vs. Fixed Income vs. Cash:	Which asset class is most attractive?
■	Equity Selection:	Are U.S. or non-U.S. equity markets more attractive?
■	Fixed Income Selection:	Are U.S. or non-U.S. fixed income markets more attractive?
■	Currency Selection:	Are U.S. or non-U.S. currencies more attractive?

Mutual Fund Portfolio Management Teams
Each Goldman Sachs Asset Allocation Portfolio comprises 6-11underlying Goldman Sachs Funds managed by broad, deep portfolio management teams. Whether in the equity or fixed income arenas, these teams share a commitment to firsthand fundamental research and performance driven by successful security selection – not risky sector bets.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and more than $295 billion as of June 30, 2001, in assets under management, our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Goldman Sachs Research Select FundSM, Internet Tollkeeper FundSM and the CORESM Funds are service marks of Goldman, Sachs & Co.
*	Goldman Sachs International Growth Opportunities Fund was formerly Goldman Sachs International Small Cap Fund.

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES
Ashok N. Bakhru, *Chairman*
David B. Ford
Douglas C. Grip
Patrick T. Harker
John P. McNulty
Mary P. McPherson
Alan A. Shuch
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, *President*
Jesse H. Cole, *Vice President*
James A. Fitzpatrick, *Vice President*
Mary Hoppa, *Vice President*
John M. Perlowski, *Treasurer*
Peter W. Fortner, *Assistant Treasurer*
Philip V. Giuca, Jr., *Assistant Treasurer*
Howard B. Surloff, *Secretary*
Amy E. Belanger, *Assistant Secretary*
Valerie A. Zondorak, *Assistant Secretary*

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

GOLDMAN SACHS INTERNATIONAL
Procession House
55 Ludgate Hill
London, England EC4M 7JW

Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co. is the distributor of the Funds.

The Asset Allocation Conservative Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investment in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of U.S. government securities in response to changes in interest rates; the political risks and currency fluctuations of non-U.S. securities; and the volatility of stock and real estate investments.

The Asset Allocation Balanced Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of U.S. government securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock and real estate investments.

The Asset Allocation Growth and Income Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.

The Asset Allocation Growth Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the price fluctuations of fixed income securities in response to changes in interest rates; the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.

The Asset Allocation Aggressive Growth Strategy invests primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and is subject to the risks associated with investments in such funds. In particular, some of the primary risk factors of this Fund include the risk that emerging markets securities may be difficult to sell in down markets and their volatility; the political risks and currency fluctuations of non-U.S. securities; the default risks of high yield bonds; and the volatility of stock investments, including the possibility that small cap stocks will be more difficult to sell during down markets.

CORE℠ is a service mark of Goldman, Sachs & Co.

Copyright 2001 Goldman, Sachs & Co. All rights reserved. Date of first use: August 29, 2001

01-1307 / AASAR / 34.5K / 8-01